Expense Example {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-20 - Fidelity Strategic Real Return Fund	Nov. 29, 2021 USD ($)
Fidelity Advisor Strategic Real Return Fund: Class A
Expense Example:
1 year	$ 498
3 years	725
5 years	973
10 years	1,685
Fidelity Advisor Strategic Real Return Fund: Class M
Expense Example:
1 year	498
3 years	726
5 years	977
10 years	1,695
Fidelity Advisor Strategic Real Return Fund: Class C
Expense Example:
1 year	278
3 years	574
5 years	1,000
10 years	1,985
Fidelity Advisor Strategic Real Return Fund: Class I
Expense Example:
1 year	77
3 years	254
5 years	450
10 years	1,015
Fidelity Advisor Strategic Real Return Fund: Class Z
Expense Example:
1 year	67
3 years	224
5 years	397
10 years	$ 898